Cash and cash equivalents (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash on hand		S/ 152	S/ 1,088
Cash at banks	[1]	18,821	24,128
Short-term deposits	[2]	30,094	24,000
Cash and cash equivalents		S/ 49,067	S/ 49,216	S/ 80,215	S/ 158,007

[1]	Cash at banks is denominated in local and foreign currencies, is deposited in local and foreign banks and is freely available. The demand deposits interest yield is based on daily bank deposit rates.
[2]	As of December 31, 2018 and 2017, the short-term deposits held in local banks were freely available and earned interest at the respective short-term deposits rates. These short-term deposits, with original maturities of less than three months, were collected in January and February 2019 and January 2018, respectively.